UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net Loss Including Noncontrolling Interests		$ (130,762)	$ (173,562)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity method income (loss)	[1]	(721)	(995)
Depreciation and amortization		7,984	1,148
Share-based compensation		36,575	162,705
Fair value adjustment to warrant liability		2,435	(6,409)
Write-off of capitalized software		1,630	0
Impairment loss on available-for-sale debt securities		78,327	0
Gain on foreign exchange		(94)	0
Change in operating assets and liabilities:
Fees and other receivables		(7,602)	(14,697)
Deferred tax assets, net		0	732
Deferred tax liabilities, net		2	0
Prepaid expenses and other assets		4,587	(1,813)
Right-of-use assets		4,619	727
Accounts payable		2,083	(8,658)
Accrued expenses and other liabilities		(21,395)	5,963
Operating lease liability		(4,455)	(4,190)
Income tax payable		1,274	13,409
Net cash used in operating activities		(25,513)	(25,640)
Proceeds from the sale/maturity/prepayment of:
Investments in loans and securities		91,360	50,090
Short-term deposits		0	5,020
Equity method and other investments		0	453
Cash and restricted cash acquired from Darwin Homes, Inc.		1,608	0
Payments for the purchase of:
Investments in loans and securities		(273,339)	(154,247)
Property and equipment		(10,496)	(1,657)
Equity method and other investments		0	(3,700)
Net cash used in investing activities		(190,867)	(104,041)
Cash flows from financing activities
Proceeds from sale of ordinary shares in connection with the EJFA Merger and PIPE Investment, net of issuance costs		0	291,872
Proceeds from secured borrowing		192,420	94,094
Proceeds received from noncontrolling interests		15,293	29,522
Proceeds from revolving credit facility		100,000	26,000
Proceeds from exercise of stock options		1,430	446
Distributions made to noncontrolling interests		(28,913)	(53,361)
Payments made to revolving credit facility		(25,000)	(26,000)
Payments made to secured borrowing		(115,471)	(7,719)
Settlement of share-based compensation in satisfaction of tax withholding requirements		(650)	0
Proceeds from issuance of redeemable convertible preferred shares, net of issuance costs		74,250	0
Net cash provided by financing activities		213,359	354,854
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,687)	0
Net increase (decrease) in cash, cash equivalents and restricted cash		(5,708)	225,173
Cash, cash equivalents and restricted cash, beginning of period		337,076	204,575
Cash, cash equivalents and restricted cash, end of period		331,368	429,748
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated statements of financial position to the amounts shown in the statements of cash flow above:
Cash and cash equivalents		304,047	414,968
Restricted cash		22,540	10,010
Restricted cash, non-current		4,781	4,770
Total cash, cash equivalents, and restricted cash		$ 331,368	$ 429,748

[1]	Includes income from proprietary investments.